Derivative Financial Instruments and Fair Value Measurement - Fair Values of Category by Inputs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 11,731	$ 9,819	$ 7,710
Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	11,731	9,819
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	0	0
Level 1 [Member] | Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	0	0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	0	0
Level 2 [Member] | Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	0	0
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	11,731	9,819	7,710
Level 3 [Member] | Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 11,731	$ 9,819